Note 18 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Financial Instruments Disclosure [Text Block]
Schedule of Financial Assets [Table Text Block]
	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments for which it is:
Practicable to estimate fair value	¥860,914	¥860,914	¥1,309,923	¥1,309,923	$13,912	$13,912
Not practicable	2,077,232	－	2,461,339	－	26,140	－
Noncurrent refundable insurance policies (other assets)	63,282	63,282	64,020	64,020	680	680